Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / T $ / shares $ / lb	Dec. 31, 2020 MXN ($) $ / lb $ / T
1-6 months | Average exchange rate (MXN/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,985	$ 2,806
Average exchange rate	20.88	23.35
1-6 months | Average exchange rate (MXN/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate (BRL/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 984	$ 844
Average exchange rate	5.61	5.41
1-6 months | Average exchange rate (BRL/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate (COP/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 497	$ 511
Average exchange rate	3,858	3,750
1-6 months | Average exchange rate (COP/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 407
Average exchange rate	3,543
1-6 months | Average exchange rate (ARS/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 280	$ 96
Average exchange rate	122.56	92.97
1-6 months | Average exchange rate (UYU/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 165	$ 225
Average exchange rate	45.51	45.92
1-6 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 211
Average exchange rate | $ / shares	646.33
1-6 months | Average interest rate | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 404
Average exchange rate		3,454
1-6 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 67	$ 325
1-6 months | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	1,722	1,654
1-6 months | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,366	$ 869
1-6 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / lb	15.22	12.13
1-6 months | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 337	$ 364
1-6 months | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	934,000,000	730
6-12 months | Average exchange rate (MXN/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,057	$ 1,888
Average exchange rate	21.40	23.47
6-12 months | Average exchange rate (MXN/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate (BRL/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 593	$ 491
Average exchange rate	5.97	5.37
6-12 months | Average exchange rate (BRL/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate (COP/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 191	$ 212
Average exchange rate	3,952	3,740
6-12 months | Average exchange rate (COP/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average exchange rate	0
6-12 months | Average exchange rate (ARS/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate (UYU/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 48	$ 58
Average exchange rate	46.30	45.69
6-12 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 120
Average exchange rate | $ / shares	650.71
6-12 months | Average interest rate | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate		0
6-12 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 35	$ 370
6-12 months | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	1,777	1,720
6-12 months | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 653	$ 391
6-12 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / lb	14.76	11.87
6-12 months | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 134	$ 364
6-12 months | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	866,000,000	730
More than 12 | Average exchange rate (MXN/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (MXN/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 12,968	$ 12,568
Average exchange rate	19.81	19.81
More than 12 | Average exchange rate (BRL/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (BRL/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 15,026	$ 9,575
Average exchange rate	4.47	4.00
More than 12 | Average exchange rate (COP/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (COP/USD) | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,202
Average exchange rate	3,550
More than 12 | Average exchange rate (ARS/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate (UYU/USD) | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average exchange rate | $ / shares	0
More than 12 | Average interest rate | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 6,175	$ 0
Average exchange rate	0.0009	0
More than 12 | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
More than 12 | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	0	1,740
More than 12 | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 769	$ 365
More than 12 | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / lb	14.74	12.17
More than 12 | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
More than 12 | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price | $ / T	0	0